Financial risk factors - Capital structure and interest rate risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015
Financial risk factors
Weighted average interest rate	4.90%	5.20%	6.20%
Related party borrowings	€ 0	€ 673
Capital structure and risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	4.87	6.26	6.26
Interest rate risk
Financial risk factors
Related party borrowings		€ 673
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	91.70%	73.80%
Weighted average interest rate	5.50%	5.40%	6.20%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	€ 6	€ 20